CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME
Net sales	¥ 1,178,290	¥ 1,028,385	¥ 875,109
Operating expenses:
Cost of products sold	908,311	786,486	674,903
Selling, general and administrative expenses	93,463	85,781	77,534
Research and development expenses	51,978	45,179	37,808
Total operating expenses	1,053,752	917,446	790,245
Operating income	124,538	110,939	84,864
Other income (expense):
Interest and dividend income	1,913	2,359	2,376
Interest expense	(2,228)	(1,487)	(1,526)
Foreign exchange (loss) gain, net	(153)	804	(56)
Gain on marketable securities, net	946	70	245
Other, net	(5,688)	(5,593)	(1,443)
Total other income (expense)	(5,210)	(3,847)	(404)
Income before income taxes	119,328	107,092	84,460
Income taxes	(26,466)	(29,033)	(25,658)
Equity in net (loss) income of affiliated companies	1	29	(25)
Consolidated net income	92,863	78,088	58,777
Less: Net income attributable to noncontrolling interests	(1,053)	(2,073)	(2,505)
Net income attributable to Nidec Corporation	¥ 91,810	¥ 76,015	¥ 56,272
Earning per share-basic
Net income attributable to Nidec Corporation, Basic	¥ 309.32	¥ 271.61	¥ 206.82
Earning per share-diluted
Net income attributable to Nidec Corporation, Diluted	308.19	256.05	193.50
Cash dividends paid	¥ 80.00	¥ 57.50	¥ 42.50